Document and Entity Information	Sep. 08, 2021
Cover [Abstract]
Entity Registrant Name	COVANTA HOLDING CORP
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0000225648
Document Type	8-K
Document Period End Date	Sep. 08, 2021
Entity File Number	1-06732
Entity Tax Identification Number	95-6021257
Entity Address, Address Line One	445 South Street
Entity Address, City or Town	Morristown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07960
City Area Code	(862)
Local Phone Number	345-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.10 Per Share
Trading Symbol	CVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false